Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 183,767	$ 189,231		$ 1,627,062
Accounts receivable and other receivables, net	146,909	551,214		284,708
Inventory, net	489,773	744,150		1,175,798
Prepaid expenses and other current assets	248,118	429,798		62,669
Total Current Assets	1,068,567	1,914,393		3,150,237
Fixed assets, net	1,155,990	1,500,893		2,307,117
Intangible assets, net	121,639	126,797		137,112
Other assets	90,578	132,043		569,703
Total Assets	2,436,774	3,674,126		6,164,169
Current Liabilities:
Accounts payable	2,326,099	2,160,433		1,568,969
Accounts payable	3,908,009	3,908,009	[1]	4,071,741	[1]
Accrued expenses	6,745,643	5,146,724		8,739,027
Accrued expenses	5,969	5,969	[1]	322,616	[1]
Accrued public information fee	2,910,447	2,433,734		711,517
Derivative liabilities	3,640,258	1,350,881		3,635,294
Convertible notes payable, net of debt discount of $0 and $18,357 as of December 31, 2015 and 2014, respectively	50,000	50,000		181,643
Current portion of notes payable	349,859	351,954		401,297
Convertible notes payable - related party	127,403
Notes payable - related party		20,000		135,000
Current portion of deferred revenue	513,173	924,123		959,962
Total Current Liabilities	20,576,860	16,351,827		20,727,066
Deferred revenue, net of current portion	109,570	109,180		275,370
Notes payable, net of current portion		4,815		18,803
Total Liabilities	20,686,430	16,465,822		21,021,239
Series B Convertible Preferred Stock, 10,000 shares designated, 8,250 and 0 shares issued and outstanding as of December 31, 2015 and 2014, respectively	825,000	825,000
Stockholders' Deficiency:
Common stock, $0.001 par value, 500,000,000 shares authorized, 80,476,508, 79,620,730 and 77,756,057 shares issued and outstanding at June 30, 2016, December 31, 2015 and 2014, respectively	80,477	79,621		77,756
Additional paid-in capital	64,964,270	63,676,848		58,193,975
Accumulated deficit	(80,119,423)	(73,372,655)		(64,738,131)
Stock subscription proceeds held in escrow				(4,000,000)
Total Car Charging Group Inc. - Stockholders' Deficiency	(15,063,526)	(9,605,566)		(10,456,340)
Non-controlling interest	(4,011,130)	(4,011,130)	[1]	(4,400,730)	[1]
Total Stockholder's Deficiency	(19,074,656)	(13,616,696)		(14,857,070)
Total Liabilities and Stockholders' Deficiency	2,436,774	3,674,126		6,164,169
Series A Convertible Preferred Stock [Member]
Stockholders' Deficiency:
Preferred stock value	11,000	10,500		10,000
Series C Convertible Preferred Stock [Member]
Stockholders' Deficiency:
Preferred stock value	$ 150	$ 120		$ 60

[1]	[1] - Related to 350 Green, which became a variable interest entity of the Company on April 17, 2015.